Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Taxes on income [Abstract]
Corporate tax rate	23.00%	23.00%
Carried forward tax losses	$ 11,540
No deferred tax asset	$ 2,838